Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ric_SupplementTextBlock
Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated May 25, 2016 to

PROSPECTUS DATED March 1, 2016

As Supplemented March 16, 2016

LIQUIDATION OF THE RUSSELL MULTI-STRATEGY ALTERNATIVE FUND: The following information relates to the liquidation of the Russell Multi-Strategy Alternative Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on May 24, 2016, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company (“RIMCo”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their shares prior to the liquidation date. Effective at the close of business on May 25, 2016, the Fund’s Class A and Class C Shares will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares. Effective at the close of business on July 21, 2016, the Fund’s Class E, Class S, Class R6 and Class Y Shares will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares.

Effective May 26, 2016, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, the Fund will commence the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian. The Fund intends to have liquidated its holdings and hold only cash as of June 16, 2016.

Effective May 26, 2016 through June 15, 2016, RIMCo will waive 1.10% of its 1.50% advisory fee. Effective June 16, 2016, RIMCo will waive the full amount of its 1.50% advisory fee. In addition, effective May 26, 2016, the Fund’s Class A and Class C Shares will discontinue payments of 12b-1 distribution fees to financial intermediaries. The Fund and, indirectly, its shareholders will bear expenses of the liquidation, including transaction costs and any associated tax consequences.

The Plan provides for the liquidation of the Fund’s assets by July 26, 2016 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is June 20, 2016, based on Fund records as of the close of business on June 16, 2016. The Fund may liquidate prior to July 26, 2016 in the event that all shares are redeemed prior to the planned liquidation date.

Russell Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock
Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated May 25, 2016 to

PROSPECTUS DATED March 1, 2016

As Supplemented March 16, 2016

LIQUIDATION OF THE RUSSELL MULTI-STRATEGY ALTERNATIVE FUND: The following information relates to the liquidation of the Russell Multi-Strategy Alternative Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on May 24, 2016, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company (“RIMCo”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their shares prior to the liquidation date. Effective at the close of business on May 25, 2016, the Fund’s Class A and Class C Shares will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares. Effective at the close of business on July 21, 2016, the Fund’s Class E, Class S, Class R6 and Class Y Shares will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares.

Effective May 26, 2016, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, the Fund will commence the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian. The Fund intends to have liquidated its holdings and hold only cash as of June 16, 2016.

Effective May 26, 2016 through June 15, 2016, RIMCo will waive 1.10% of its 1.50% advisory fee. Effective June 16, 2016, RIMCo will waive the full amount of its 1.50% advisory fee. In addition, effective May 26, 2016, the Fund’s Class A and Class C Shares will discontinue payments of 12b-1 distribution fees to financial intermediaries. The Fund and, indirectly, its shareholders will bear expenses of the liquidation, including transaction costs and any associated tax consequences.

The Plan provides for the liquidation of the Fund’s assets by July 26, 2016 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is June 20, 2016, based on Fund records as of the close of business on June 16, 2016. The Fund may liquidate prior to July 26, 2016 in the event that all shares are redeemed prior to the planned liquidation date.